Interests in Other Entities (Tables)	12 Months Ended
Dec. 31, 2019
Statement [Line Items]
Schedule of Interests in Other Entities

	Group
	2019 £m	2018 £m
Subsidiaries	0	—
Joint ventures	117	88

	117	88

Schedule of Subsidiaries With Significant Non-Controlling Interests

	2019 £m	2018 £m
Profit attributable to non-controlling interests	19	22

Accumulated non-controlling interests of the subsidiary	160	151

Dividends paid to non-controlling interests	12	22

Summarised financial information:
- Total assets	3,228	3,289
- Total liabilities	2,905	2,987
- Profit for the year	40	43
- Total comprehensive income for the year	40	43